Segment Reporting (Details) - Schedule of revenue by major service categories - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Member services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	$ 498,330	$ 872,629	$ 2,525,084
Comprehensive tailored services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	1,433,847	13,345,880	5,733,342
Sponsorship advertising services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	1,734,390	6,598,527	8,288,164
Consulting services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	1,583,583	416,634	1,189,169
Online services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	40,391	361,933	66,304
Other services [Member]
Revenue, Major Customer [Line Items]
Revenue, net	2,118,731	1,585,481	123,413
Revenue, net [Member]
Revenue, Major Customer [Line Items]
Revenue, net	$ 7,409,272	$ 23,181,084	$ 17,925,476